Commitments and contingencies: - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Commitments and contingencies
Provision	$ 0
Letter of credit
Commitments and contingencies
Commitment	37	$ 50	$ 40	$ 50
2023 | Consulting and Services Agreement
Commitments and contingencies
Commitment	$ 184	$ 250